Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jan. 03, 2022
First Trust Active Factor Large Cap ETF
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary Information
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The First Trust Active Factor Large Cap ETF (the "Fund") seeks to provide capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. Investors may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees(fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 70% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	70.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling shares of the Fund in the secondary market.The example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market conditions, the Fund will invest at least 80% of its net assets (including investment borrowings) in U.S.-listed equity securities issued by large capitalization companies. The Fund defines large capitalization companies as those that, at the time of investment, have a minimum market capitalization equal to or greater than the minimum market capitalization of a widely recognized index of large capitalization companies based upon the composition of the index at the time of investment. As of November 30, 2021, the minimum market capitalization of the referenced index was $5.387 billion. The Fund is not required to sell a security if its market capitalization falls below the Fund’s minimum market capitalization at any time after its acquisition by the Fund.The Fund is actively managed primarily relying on a multi-factor quantitative methodology with active risk management to construct a portfolio of securities exhibiting exposures to one or more investing factors. The multi-factor quantitative methodology currently used by the Fund may take into account the following factors: (i) value; (ii) momentum; (iii) quality; and (iv) low volatility. These factors are briefly defined below.•Value is a measure of a security’s price relative to the fundamental value of that security.•Momentum is a measure of the price performance of a security versus a market average, another security or universe of securities.•Quality is a measure of the strength of a security’s fundamentals.•Volatility is a measure of the magnitude of a security’s price fluctuations over time.The Fund’s active strategy gives it the flexibility to alter the investing factors used in the construction of the Fund’s portfolio in response to changes in market conditions, emergent academic research or other considerations. The Fund’s active risk management allows the investment advisor to maintain exposure to desired factors while controlling exposure to industries/sectors, single stock risk and other risks.As of November 30, 2021, the Fund had significant investments in information technology companies, although this may change from time to time. To the extent the Fund invests a significant portion of its assets in a given jurisdiction or investment sector, the Fund may be exposed to the risks associated with that jurisdiction or investment sector.The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund’s investment objective will be achieved. The order of the below risk factors does not indicate the significance of any particular risk factor.AUTHORIZED PARTICIPANT CONCENTRATION RISK. Only an authorized participant may engage in creation or redemption transactions directly with the Fund. A limited number of institutions act as authorized participants for the Fund. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders and no other authorized participant steps forward to create or redeem, the Fund’s shares may trade at a premium or discount to the Fund’s net asset value and possibly face delisting.CYBER SECURITY RISK. The Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the issuers of securities in which the Fund invests or the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, can also subject the Fund to many of the same risks associated with direct cyber security breaches. Although the Fund has established risk management systems designed to reduce the risks associated with cyber security, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.EQUITY SECURITIES RISK. The value of the Fund’s shares will fluctuate with changes in the value of the equity securities in which it invests. Equity securities prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant equity market, such as market volatility, or when political or economic events affecting an issuer occur. Common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.INDEX OR MODEL CONSTITUENT RISK. The Fund may be a constituent of one or more indices or ETF models. As a result, the Fund may be included in one or more index-tracking exchange-traded funds or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving the Fund’s shares, the size of the Fund and the market volatility of the Fund. Inclusion in an index could increase demand for the Fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, the Fund’s net asset value could be negatively impacted and the Fund’s market price may be below the Fund’s net asset value during certain periods. In addition, index rebalances may potentially result in increased trading activity in the Fund’s shares.INFORMATION TECHNOLOGY COMPANIES RISK. Information technology companies produce and provide hardware, software and information technology systems and services. These companies may be adversely affected by rapidly changing technologies, short product life cycles, fierce competition, aggressive pricing and reduced profit margins, the loss of patent, copyright and trademark protections, cyclical market patterns, evolving industry standards and frequent new product introductions. In addition, information technology companies are particularly vulnerable to federal, state and local government regulation, and competition and consolidation, both domestically and internationally, including competition from foreign competitors with lower production costs. Information technology companies also heavily rely on intellectual property rights and may be adversely affected by the loss or impairment of those rights.LARGE CAPITALIZATION COMPANIES RISK. Large capitalization companies may grow at a slower rate and be less able to adapt to changing market conditions than smaller capitalization companies. Thus, the return on investment in securities of large capitalization companies may be less than the return on investment in securities of small and/or mid capitalization companies. The performance of large capitalization companies also tends to trail the overall market during different market cycles.LOW VOLATILITY RISK. Although subject to the risks of common stocks, low volatility stocks are seen as having a lower risk profile than the overall markets. However, a portfolio comprised of low volatility stocks may not produce investment exposure that has lower variability to changes in such stocks’ price levels. Low volatility stocks are likely to underperform the broader market during periods of rapidly rising stock prices.MANAGEMENT RISK. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses that may not produce the desired result. There can be no guarantee that the Fund will meet its investment objective.MARKET CAPITALIZATION DEVIATION RISK. The Fund uses the market capitalization range of a widely recognized index to determine the securities that are within the Fund’s market capitalization range. During periods between the index’s reconstitution dates, the market capitalization of the companies in the index will change due to market movement and other factors, and the market capitalization range of the index may change significantly. Accordingly, the Fund may acquire securities that would fall outside of the market capitalization range of the index or would not meet the index’s eligibility criteria on a reconstitution date. The Fund is also not required to sell a security at any time solely because the market capitalization of the issuer of the security has increased or decreased to a size that would fall outside of the market capitalization range of the index or would not meet the index’s eligibility criteria on a reconstitution date. As a result, the Fund may be exposed to the risks associated with securities of different market capitalizations or investors may not be given the opportunity to invest fully in the Fund’s intended market capitalization range.MARKET MAKER RISK. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares due to a limited number of market markers. Decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. The Fund may rely on a small number of third-party market makers to provide a market for the purchase and sale of shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s net asset value and the price at which the Fund’s shares are trading on the Exchange, which could result in a decrease in value of the Fund’s shares. This reduced effectiveness could result in Fund shares trading at a discount to net asset value and also in greater than normal intraday bid-ask spreads for Fund shares.MARKET RISK. Market risk is the risk that a particular security, or shares of the Fund in general, may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on the Fund and its investments. For example, the coronavirus disease 2019 (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, had negative impacts, and in many cases severe impacts, on markets worldwide. While the development of vaccines has slowed the spread of the virus and allowed for the resumption of reasonably normal business activity in the United States, many countries continue to impose lockdown measures in an attempt to slow the spread.Additionally, there is no guarantee that vaccines will be effective against emerging variants of the disease. As this global pandemic illustrated, such events may affect certain geographic regions, countries, sectors and industries more significantly than others. These events also adversely affect the prices and liquidity of the Fund’s portfolio securities or other instruments and could result in disruptions in the trading markets. Any of such circumstances could have a materially negative impact on the value of the Fund’s shares and result in increased market volatility. During any such events, the Fund’s shares may trade at increased premiums or discounts to their net asset value.MODEL RISK. The Fund’s portfolio managers use quantitative models to help construct the Fund’s portfolio. The utilization of quantitative models entails the risk that a model may be limited or incorrect, that the data on which a model relies may be incorrect or incomplete and that the portfolio managers may not be successful in selecting companies for investment or determining the weighting of particular stocks in the Fund’s portfolio. To the extent that the model is based upon incorrect or incomplete data, the Fund could be induced to buy certain investments at prices that are too high, to sell certain other investments at prices that are too low or to miss favorable opportunities altogether. Any of these factors could cause the Fund to underperform funds with similar strategies that do not rely on quantitative analysis for portfolio construction.MOMENTUM INVESTING RISK. The Fund employs a “momentum” style of investing that emphasizes selecting stocks that have had higher recent price performance compared to other stocks. Momentum can change quickly and stocks that previously exhibited high momentum characteristics may not experience positive momentum or may experience more volatility than the market as a whole. In addition, there may be periods when the momentum style of investing is out of favor and the investment performance of the Fund may suffer.NON-DIVERSIFICATION RISK. The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.OPERATIONAL RISK. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund and the Fund's investment advisor seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.PREMIUM/DISCOUNT RISK. The market price of the Fund’s shares will generally fluctuate in accordance with changes in the Fund’s net asset value as well as the relative supply of and demand for shares on the Exchange. The Fund’s investment advisor cannot predict whether shares will trade below, at or above their net asset value because the shares trade on the Exchange at market prices and not at net asset value. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for shares will be closely related, but not identical, to the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. However, given that shares can only be purchased and redeemed in Creation Units, and only to and from broker-dealers and large institutional investors that have entered into participation agreements (unlike shares of closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their net asset value), the Fund’s investment advisor believes that large discounts or premiums to the net asset value of shares should not be sustained. During stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the market for the Fund’s underlying portfolio holdings, which could in turn lead to differences between the market price of the Fund’s shares and their net asset value.QUALITY STOCKS INVESTMENT RISK. A quality style of investing emphasizes companies with strong fundamentals. However, there is no guarantee that the Fund will correctly identify companies with strong fundamentals or that selected companies will maintain strong fundamentals. In addition, quality stocks are subject to the risk that the returns on quality securities are less than returns on other styles of investing or the overall stock market.SIGNIFICANT EXPOSURE RISK. To the extent that the Fund invests a significant percentage of its assets in a single asset class or industry or sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if the Fund were more broadly diversified. A significant exposure makes the Fund more susceptible to any single occurrence and may subject the Fund to greater market risk than a fund that is more broadly diversified.TRADING ISSUES RISK. Trading in Fund shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable. In addition, trading in Fund shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange’s “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. The Fund may have difficulty maintaining its listing on the Exchange in the event the Fund’s assets are small, the Fund does not have enough shareholders, or if the Fund is unable to proceed with creation and/or redemption orders.VALUE STOCKS INVESTMENT RISK. The intrinsic value of a stock with value characteristics may not be fully recognized by the market for a long time or a stock judged to be undervalued may actually be appropriately priced at a low level.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Annual Total Return
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below illustrate the annual calendar year returns of the Fund based on net asset value as well as the average annual Fund returns. The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s average annual total returns based on net asset value compared to those of a broad-based market index. See “Total Return Information” for additional performance information regarding the Fund. The Fund’s performance information is accessible on the Fund’s website at www.ftportfolios.com.
Bar Chart [Heading]	rr_BarChartHeading	First Trust Active Factor Large Cap ETF <br/>Calendar Year Total Returns as of 12/31 (1)
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock	(1)The Fund's calendar year-to-date total return based on net asset value for the period 12/31/20 to 09/30/21 was 13.97%.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown in the chart above:Best QuarterWorst Quarter19.73%June 30, 2020-22.64%March 31, 2020
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Periods Ended December 31, 2020
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of shares assume you sold your shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for the market indices do not include expenses, which are deducted from Fund returns, or taxes.Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Fund shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.
First Trust Active Factor Large Cap ETF | First Trust Active Factor Large Cap ETF
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.55%
1 Year	rr_ExpenseExampleNoRedemptionYear01	$ 56
3 Years	rr_ExpenseExampleNoRedemptionYear03	176
5 Years	rr_ExpenseExampleNoRedemptionYear05	307
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 689
2020	rr_AnnualReturn2020	10.34%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.73%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.64%)
1 Year	rr_AverageAnnualReturnYear01	10.34%
Since Inception	rr_AverageAnnualReturnSinceInception	13.05%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 03, 2019
First Trust Active Factor Large Cap ETF | After tax on distributions | First Trust Active Factor Large Cap ETF
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.68%
Since Inception	rr_AverageAnnualReturnSinceInception	12.34%
First Trust Active Factor Large Cap ETF | After tax on distributions and sale of fund shares | First Trust Active Factor Large Cap ETF
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.07%
Since Inception	rr_AverageAnnualReturnSinceInception	9.60%
First Trust Active Factor Large Cap ETF | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.40%
Since Inception	rr_AverageAnnualReturnSinceInception	21.98%